UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09373
                                                     ---------

                      Oppenheimer Senior Floating Rate Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 04/30/2008
                                                ----------

================================================================================



ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                         PRINCIPAL
                                                                            AMOUNT           VALUE
----------------------------------------------------------------------------------------------------
CORPORATE LOANS--78.3%
----------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY--26.4%
----------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.8%
Dana Corp., Sr. Sec. Credit Facilities Term Loan, 6.75%-6.88%,
1/31/15 1                                                            $  14,962,501   $  14,490,253
----------------------------------------------------------------------------------------------------
Delphi Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Debtor in Possession, Tranche C, 6.875%, 7/1/08 1                       12,922,457      13,005,535
----------------------------------------------------------------------------------------------------
Mark IV Industries, Inc./Dayco Products LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 7.08%-8.26%, 6/21/11 1                   15,731,833      12,447,813
----------------------------------------------------------------------------------------------------
Mark IV Industries, Inc./Dayco Products LLC, Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 11.14%-11.99%, 12/23/11 1,3               3,500,000       1,855,000
                                                                                     ---------------
                                                                                        41,798,601
----------------------------------------------------------------------------------------------------
AUTOMOBILES--1.1%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B1,
6.73%, 8/3/13 1,3                                                       17,456,140      11,870,175
----------------------------------------------------------------------------------------------------
DaimlerChrysler Financial Services Americas LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 6.80%, 8/3/12 1                           4,994,987       4,558,620
----------------------------------------------------------------------------------------------------
Ford Motor Co., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.80%, 12/16/13 1                                                       11,695,790      10,776,572
                                                                                     ---------------
                                                                                        27,205,367
----------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.7%
BLB Wembley plc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7/18/11 3,4                                                              7,849,449       5,298,379
----------------------------------------------------------------------------------------------------
BLB Wembley plc, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
7/25/13 3,4                                                              8,000,000       3,200,000
----------------------------------------------------------------------------------------------------
Cannery Casino Resorts LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.32%, 5/4/13 1,3                                             4,776,709       4,519,961
----------------------------------------------------------------------------------------------------
Cannery Casino Resorts LLC, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 2.25%-5.395%, 5/4/13 1                                     6,276,022       5,938,685
----------------------------------------------------------------------------------------------------
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Tranche 2L, 6.05%, 12/31/14 1,3                                   13,000,000       9,360,000
----------------------------------------------------------------------------------------------------
Harrah's Operating Company, Inc., Sr. Sec. Credit Facilities
Term Loan:
Tranche B2, 3%, 1/28/15 1                                                3,000,000       2,823,213
Tranche B3, 6.244%, 1/28/15 1                                            2,000,000       1,881,250
----------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw:
Tranche B, 4.446%, 11/25/13 1                                            1,877,417       1,661,514
Tranche A, 4.446%, 11/25/13 1                                            1,416,488       1,253,592
----------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities Term Loan,
4.446%, 11/25/13 1                                                       4,693,543       4,153,786
----------------------------------------------------------------------------------------------------
Las Vegas Sands Corp., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 0.75%, 5/8/14 1                                            1,444,500       1,330,088
----------------------------------------------------------------------------------------------------

                   1 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                         PRINCIPAL
                                                                            AMOUNT           VALUE
----------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
----------------------------------------------------------------------------------------------------
Quiznos Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%-
7.125%, 5/5/13 1                                                     $  13,527,082   $  11,502,849
----------------------------------------------------------------------------------------------------
Quiznos Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
8.446%, 11/5/13 1                                                       12,000,000       9,699,996
----------------------------------------------------------------------------------------------------
Sagittarius Restaurant, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.50%, 3/2/13 1                                              12,129,646       9,339,827
----------------------------------------------------------------------------------------------------
Turtle Bay Resort, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 9/13/10 3,4                                                   1,930,402       1,814,578
----------------------------------------------------------------------------------------------------
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.95%, 5/25/13 1                                              6,165,419       5,892,217
----------------------------------------------------------------------------------------------------
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 4.95%, 5/25/11 1                                           9,234,922       8,825,703
----------------------------------------------------------------------------------------------------
Wimar OpCo LLC/Tropicana Entertainment Co., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 8.361%, 1/3/12 1                         14,159,256      13,659,264
----------------------------------------------------------------------------------------------------
Yonkers Raceway, Sr. Sec. Credit Facilities Term Loan, 8.938%,
8/15/11 1,3                                                             10,368,750       9,591,094
                                                                                     ---------------
                                                                                       111,745,996
----------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.7%
Sleep Innovations, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.23%, 4/3/14 1,3                                                 10,098,000       6,555,288
----------------------------------------------------------------------------------------------------
Sleep Innovations, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.73%, 10/3/14 1,3                                                3,000,000       1,104,999
----------------------------------------------------------------------------------------------------
Springs Window Fashions Division, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 5.50%, 12/30/12 1                                 13,588,927       9,580,193
                                                                                     ---------------
                                                                                        17,240,480
----------------------------------------------------------------------------------------------------
MEDIA--15.6%
Advanstar Communications, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.921%, 5/15/14 1,3                                          19,850,000      15,234,875
----------------------------------------------------------------------------------------------------
Alpha Media Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.946%, 8/14/14 1,3                                               14,925,000      13,954,875
----------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.636%, 1/26/13 1                                             7,321,908       6,932,280
----------------------------------------------------------------------------------------------------
Cequel Communications LLC, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 7.739%, 5/5/14 1                                              6,500,000       5,281,250
----------------------------------------------------------------------------------------------------
Charter Communications Operation LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.89%-4.90%, 3/5/14 1                    42,388,750      37,549,354
----------------------------------------------------------------------------------------------------
Charter Communications Operation LLC, Sr. Sec. Credit
Facilities 3rd Lien Term Loan, 5.171%, 9/1/14 1                         22,000,000      17,875,000
----------------------------------------------------------------------------------------------------
Charter Communications, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche T2 Add-On, 8.50%, 3/6/14 1                                 5,000,000       5,000,000
----------------------------------------------------------------------------------------------------
Cinram International, Inc., Sr. Sec. Credit Facilities Term Loan,
5.612%, 5/6/11 1,3                                                      22,125,125      17,736,982
----------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.305%-4.495%, 6/12/14 1                                     39,750,001      34,284,375

                   2 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                         PRINCIPAL
                                                                            AMOUNT           VALUE
----------------------------------------------------------------------------------------------------
MEDIA CONTINUED
----------------------------------------------------------------------------------------------------
CSC Holdings, Inc. (Cablevision), Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.477%, 3/29/13 1                                   $  20,263,641   $  19,567,079
----------------------------------------------------------------------------------------------------
Hit Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.07%, 8/5/12 1                                         7,238,186       6,550,559
----------------------------------------------------------------------------------------------------
Live Nation, Inc./SFX Entertainment, Inc., Sr. Sec. Credit
Facilities Term Loan, 5.45%, 6/21/13 1,3                                 6,876,722       6,326,584
----------------------------------------------------------------------------------------------------
Mediacom Communications Corp./MCC Iowa LLC, Sr. Sec. Credit
Facilities Term Loan, Tranche D2, 4.46%-4.65%, 1/31/15 1                10,418,045       9,506,465
----------------------------------------------------------------------------------------------------
Mediacom LLC, Sr. Sec. Credit Facilities Term Loan, Tranche A,
4.21%-4.40%, 9/30/12 1                                                   9,750,000       8,647,033
----------------------------------------------------------------------------------------------------
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.517%, 11/15/13 1                                                      20,250,000      17,060,625
----------------------------------------------------------------------------------------------------
Metro-Goldwyn-Mayer Studios, Inc., Sr. Sec. Credit Facilities
Term Loan:
Tranche B, 5.946%, 4/8/12 1                                             23,581,989      18,946,666
Tranche B Add-On, 5.946%, 4/8/12 1                                       8,415,000       6,760,931
----------------------------------------------------------------------------------------------------
Paxson Communications Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.963%, 1/15/12 1,3                                     14,000,000      11,200,000
----------------------------------------------------------------------------------------------------
Penton Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.113%-5.149%, 2/1/13 1                                                 20,054,975      15,517,537
----------------------------------------------------------------------------------------------------
Quebecor Media, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.713%, 1/17/13 1,3                                           8,145,460       7,758,551
----------------------------------------------------------------------------------------------------
Reader's Digest Association, Inc. (The), Sr. Sec. Credit  Facilities
Term Loan, Tranche B, 4.71%-5.058%, 3/2/14 1                             8,025,539       6,757,505
----------------------------------------------------------------------------------------------------
Regal Cinemas, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 1.50%, 10/27/13 1                                             1,000,000         951,875
----------------------------------------------------------------------------------------------------
San Juan Cable & Construction, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.02%, 10/31/12 1                                 12,012,402      10,220,548
----------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.125%, 12/13/12 1,3                                          7,960,000       6,885,400
----------------------------------------------------------------------------------------------------
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.946%, 3/5/14 1                                                         5,980,301       3,217,402
----------------------------------------------------------------------------------------------------
Tribune Co., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.542%, 5/17/14 1                                                        4,987,437       3,709,406
----------------------------------------------------------------------------------------------------
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.113%-5.149%, 9/29/14 1                                22,500,000      19,005,480
----------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., Sr. Sec. Credit Facilities Term Loan,
5.25%-5.688%, 11/3/12 1                                                 29,755,936      26,891,928

                   3 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                         PRINCIPAL
                                                                            AMOUNT           VALUE
----------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Zuffa LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
4.875%, 6/18/15 1                                                     $ 19,115,600   $  12,903,030
                                                                                     ---------------
                                                                                       372,233,595
----------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
General Growth Properties, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche A, 4%, 2/24/10 1                                          21,902,011      19,885,208
----------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.7%
BCBG Max Azria Group, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 8.566%-10.689%, 8/10/11 1                               5,924,698       5,598,839
----------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit
Facilities Term Loan, 5.34%, 5/28/13 1                                  13,922,626      11,736,342
----------------------------------------------------------------------------------------------------
CSK Auto, Inc., Sr. Sec. Credit Facilities Term Loan, 9.75%,
6/30/12 1                                                                6,425,476       6,393,349
----------------------------------------------------------------------------------------------------
Harbor Freight Tools, Sr. Sec. Credit Facilities Term Loan,
Tranche C, 5.145%, 2/12/13 1                                            13,148,846      11,521,676
----------------------------------------------------------------------------------------------------
J. Crew Operating Corp., Sr. Sec. Credit Facilities Term Loan,
4.796%-5.902%, 5/15/13 1,3                                               6,815,789       6,389,803
                                                                                      --------------
                                                                                        41,640,009
----------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.7%
----------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B2, 4.613%, 9/30/12 1,3                                          5,851,915       5,471,541
----------------------------------------------------------------------------------------------------
Dole Food Co., Sr. Sec. Credit Facilities Prefunded Letter of
Credit Term Loan, 4.71%, 4/12/13 1                                         212,365         198,429
----------------------------------------------------------------------------------------------------
Dole Food Co., Sr. Sec. Credit Facilities Term Loan:
Tranche C, 4.75%-6.25%, 4/12/13 1                                       12,526,518      11,704,466
Tranche B, 4.813%-6.25%, 4/12/13 1                                       2,728,955       2,549,868
                                                                                      --------------
                                                                                        19,924,304
----------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
Levlad Natural Products Group LLC, Sr. Sec. Credit Facilities
Term Loan, 4.946%-5.335%, 3/8/14 1,3                                    31,756,368      19,688,948
----------------------------------------------------------------------------------------------------
ENERGY--4.5%
----------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.3%
Antero Resources Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 7.20%, 4/10/14 1                                                  15,000,000      13,650,000
----------------------------------------------------------------------------------------------------
Beryl Oil & Gas LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.85%, 7/14/11 1                                              5,614,214       5,459,823
----------------------------------------------------------------------------------------------------
Global Geophysical Services, Sr. Sec. Credit Facilities
Term Loan, 7.446%, 12/10/14 1                                           12,967,500      12,708,150
                                                                                      --------------
                                                                                        31,817,973
----------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.2%
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.216%-8.291%, 4/14/10 1                                     21,050,378      20,425,456

                   4 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                 PRINCIPAL
                                                                    AMOUNT            VALUE
---------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
---------------------------------------------------------------------------------------------
Bosque Power Co. LLC, Sr. Sec. Credit Facilities Term
Loan, 7.966%, 1/16/15 1                                       $ 15,988,097    $  15,768,260
---------------------------------------------------------------------------------------------
Broadway Gen Funding LLC, Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 6.45%, 4/2/15 1                                 12,102,176       11,996,282
---------------------------------------------------------------------------------------------
Coleto Creek Power LP, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 5.446%, 6/28/13 1                              20,568,354       18,367,540
---------------------------------------------------------------------------------------------
Pine Praire, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 5.40%, 12/31/13 1,3                                3,232,094        3,094,730
---------------------------------------------------------------------------------------------
Pine Praire, Sr. Sec. Credit Facilities Term Loan,
5.40%, 12/31/13 1                                                7,770,607        7,440,356
                                                                              ---------------
                                                                                 77,092,624
---------------------------------------------------------------------------------------------
FINANCIALS--1.3%
---------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.4%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities
Term Loan, 5.863%-5.886%, 11/1/14 1                              9,900,000        9,456,044
---------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
Buckeye Check Cashing, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 5.45%-5.62%, 5/1/12 1,3                      9,389,242        6,149,953
---------------------------------------------------------------------------------------------
INSURANCE--0.3%
Swett & Crawford Group, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.966%, 4/3/14 1                                10,840,000        7,317,000
---------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.3%
Capital Auto Real Estate Services, Inc., Sr. Sec. Credit
Facilities Term Loan, 4.46%, 12/16/10 1                          8,019,814        7,777,969
---------------------------------------------------------------------------------------------
HEALTH CARE--11.1%
---------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.696%-4.899%, 4/30/13 1                        12,156,291       10,363,239
---------------------------------------------------------------------------------------------
Carestream Health, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 8.113%-8.149%, 9/26/13 1                         5,000,000        3,550,000
---------------------------------------------------------------------------------------------
CCS Medical Equipment & Uniforms, Sr. Sec. Credit               21,180,050       18,651,681
Facilities 1st Lien Term Loan, 5.93%, 9/30/12 1
---------------------------------------------------------------------------------------------
dj Orthopedics, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 5.696%, 10/31/14 1                              9,975,000        9,738,094
                                                                              ---------------
                                                                                 42,303,014

                   5 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                 PRINCIPAL
                                                                    AMOUNT            VALUE
---------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--7.8%
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche NAMM, 6.87%, 7/27/11 1                                $    845,052    $     719,351
Tranche NAMM, 6.87%, 8/22/11 1                                     468,965          399,206
Tranche MMM, 6.87%, 8/22/11 1                                    3,591,472        3,057,241
Tranche PHMC NAMM, 6.87%, 8/22/11 1                                 81,758           69,597
Tranche PHMC, 6.87%, 8/22/11 1                                   2,943,293        2,505,479
---------------------------------------------------------------------------------------------
Capella Healthcare, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.75%, 2/14/15 1                                 6,400,000        6,208,000
---------------------------------------------------------------------------------------------
Community Health Systems, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 5.335%, 7/2/14 1               18,241,306       17,501,128
---------------------------------------------------------------------------------------------
Community Health Systems, Inc., Sr. Sec. Credit
Facilities Term Loan, Delayed Draw, 1%, 7/2/14 1                   932,921          895,066
---------------------------------------------------------------------------------------------
Concentra Operating Corp., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 8.196%, 12/20/14 1,3                         4,000,000        2,680,000
---------------------------------------------------------------------------------------------
DaVita, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.20%-4.60%, 10/5/12 1                                2,999,998        2,878,294
---------------------------------------------------------------------------------------------
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.901%-7.25%, 8/10/12 1,3                        6,879,927        6,587,530
---------------------------------------------------------------------------------------------
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 10.651%, 2/10/13 1,3                             1,000,000          975,000
---------------------------------------------------------------------------------------------
HCA, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.946%, 11/18/13 1                                   10,825,389       10,298,171
---------------------------------------------------------------------------------------------
Health Management Associates, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 4.446%, 2/28/14 1               9,701,132        8,977,011
---------------------------------------------------------------------------------------------
HealthCare Partners, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.649%-5.902%, 10/31/13 1                       5,327,033        5,133,928
---------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Sec. Credit Facilities Term Loan,
5.23%, 3/10/13 1,2                                              10,240,674        9,744,647
---------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Sec. Credit Facilities Term Loan,
5.37%, 3/10/13 1                                                    22,989           21,875
---------------------------------------------------------------------------------------------
Healthways, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.196%, 11/15/13 1,3                                  8,690,000        8,342,400
---------------------------------------------------------------------------------------------
HVHC, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.946%, 8/1/13 1,3                                   10,173,007        9,435,465
---------------------------------------------------------------------------------------------
Manor Care, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.636%, 10/18/14 1                                    4,951,786        4,543,263
---------------------------------------------------------------------------------------------
Matria Healthcare, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-On, 4.696%, 1/19/12 1,3                            2,631,923        2,566,125
Tranche B, 4.696%-5.078%, 1/19/12 1,3                            6,903,075        6,730,499
---------------------------------------------------------------------------------------------
MultiPlan, Inc., Sr. Sec. Credit Facilities Term Loan:           9,006,695        8,508,517
Tranche C, 5.375%, 4/12/13 1
Tranche B, 5.375%, 4/15/13 1                                     5,528,500        5,222,708
---------------------------------------------------------------------------------------------
Prospect Medical Group, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 11%, 8/1/14 1,3                                 7,684,211        6,685,263
---------------------------------------------------------------------------------------------
Quintiles Transnational Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4.70%, 3/31/13 1      10,578,790        9,996,956
---------------------------------------------------------------------------------------------

                   6 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                 PRINCIPAL
                                                                    AMOUNT            VALUE
---------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
---------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Letter of
Credit Term Loan, 5.90%, 3/4/11 1,3                           $  2,604,709    $   2,409,355
---------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.662%-8.311%, 3/4/11 1,3                             6,176,881        5,713,615
---------------------------------------------------------------------------------------------
SouthernCare, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 5.565%-5.884%, 12/10/10 1,3                    12,336,140       11,225,887
---------------------------------------------------------------------------------------------
Triumph HealthCare LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.727%-6.09%, 7/28/13 1,3                       10,342,632        9,515,221
---------------------------------------------------------------------------------------------
Vanguard Health Systems, Inc., Sr. Sec. Credit
Facilities Acquisition Term Loan, Tranche B, 5.134%,
9/23/11 1                                                        3,551,725        3,430,373
---------------------------------------------------------------------------------------------
Viant Health Payment Solutions, Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4.946%,
6/20/14 1,3                                                      5,945,025        5,053,271
---------------------------------------------------------------------------------------------
Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan:
Tranche C, 4.696%-4.884%, 1/4/12 1                               1,743,361        1,678,711
Tranche B, 4.696%-5.112%, 1/4/12 1                               8,443,860        8,130,738
                                                                              ---------------
                                                                                187,839,891
---------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.5%
Royalty Pharma, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.946%, 4/16/13 1                                    12,857,607       12,833,499
---------------------------------------------------------------------------------------------
Stiefel Laboratories, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.966%, 12/28/13 1                           6,149,212        5,933,990
---------------------------------------------------------------------------------------------
Stiefel Laboratories, Inc., Sr. Sec. Credit Facilities
Term Loan, Delayed Draw, 4.966%, 12/28/13 1                      4,703,363        4,538,746
---------------------------------------------------------------------------------------------
Talecris Biotherapeutics, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.57%, 12/6/13 1                                14,802,576       13,137,286
                                                                              ---------------
                                                                                 36,443,521
---------------------------------------------------------------------------------------------
INDUSTRIALS--14.9%
---------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.5%
AM General LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.542%-5.799%, 9/30/13 1                             20,645,160       19,561,289
---------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.478%, 2/21/13 1                13,941,923       12,826,569
---------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 9.728%, 2/21/14 1,3               9,000,000        7,695,000
---------------------------------------------------------------------------------------------
DynCorp International LLC, Sr. Sec. Credit Facilities
Term Loan, Tranche C, 4.625%, 2/11/11 1                          8,463,554        8,135,591
---------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Prefunded
Letter of Credit Term Loan, 5.12%, 3/21/13 1                     1,857,978        1,765,079
---------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.34%, 3/21/13 1                                      1,032,775          981,136
---------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 9%, 12/30/12 1                              21,512,387       17,962,843
---------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 14.50%, 6/30/13 1,3                          8,000,000        5,506,664
---------------------------------------------------------------------------------------------
United Air Lines, Inc., Sr. Sec. Credit Facilities Term
Loan, 4.75%, 2/3/14 1                                            1,356,909        1,176,150
---------------------------------------------------------------------------------------------

                   7 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                 PRINCIPAL
                                                                    AMOUNT            VALUE
---------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
---------------------------------------------------------------------------------------------
United Air Lines, Inc., Sr. Sec. Credit Facilities Term
Loan, 4.75%-4.938%, 2/3/14 1                                  $  4,441,617    $   3,849,931
---------------------------------------------------------------------------------------------
US Airways Group, Inc., Sr. Sec. Credit Facilities Term
Loan, 5.386%, 3/21/14 1                                          4,880,000        3,645,765
                                                                              ---------------
                                                                                 83,106,017
---------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.0%
Evergreen International Aviation, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 7.623%, 10/31/11 1               22,915,466       20,394,765
---------------------------------------------------------------------------------------------
Evergreen International Aviation, Inc., Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 11.557%, 4/30/13 1,3              3,000,000        2,775,000
                                                                              ---------------
                                                                                 23,169,765
---------------------------------------------------------------------------------------------
BUILDING PRODUCTS--1.1%
Champion OpCo., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.30%, 5/11/13 1,3                                         4,093,750        3,131,719
---------------------------------------------------------------------------------------------
Custom Building Products, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.946%-6.968%, 10/20/11 1                        4,462,836        3,882,667
---------------------------------------------------------------------------------------------
Custom Building Products, Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 9.715%, 4/20/12 1,3                              1,000,000          810,000
---------------------------------------------------------------------------------------------
Flag Luxury Properties LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.113%, 2/6/11 1                             3,942,354        3,587,542
---------------------------------------------------------------------------------------------
Goodman Global, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 7.50%, 2/13/14 1                                2,000,000        1,984,376
---------------------------------------------------------------------------------------------
PGT Industries, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.86%-7.93%, 2/14/12 1                           7,855,578        6,441,574
---------------------------------------------------------------------------------------------
United Subcontractors, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.144%-8.877%, 12/27/12 1,3      11,796,217        7,726,522
                                                                              ---------------
                                                                                 27,564,400
---------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.3%
Allied Security Holdings LLC, Sr. Sec. Credit Facilities
Term Loan, Tranche C, 5.87%, 7/17/12 1                          14,641,984       13,690,255
---------------------------------------------------------------------------------------------
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.095%, 7/2/14 1                               15,500,000       14,343,964
---------------------------------------------------------------------------------------------
First Data Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B-3, 2.75%, 9/24/14 1                                    2,500,000        2,350,470
Tranche B-2, 7.96%, 9/24/14 1                                    4,000,000        3,768,864
---------------------------------------------------------------------------------------------
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 9.625%, 6/22/13 1,3                         12,942,841       10,224,844
---------------------------------------------------------------------------------------------
New Holdings I LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 5.21%-5.596%, 5/18/14 1                        12,941,653       11,113,644
---------------------------------------------------------------------------------------------
Norwood Promotional Products, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche A, 10.72%, 8/16/09 1              25,184,714       24,932,867
---------------------------------------------------------------------------------------------
Rental Service Corp., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 6.23%, 11/15/12 1                                8,196,377        7,156,462
---------------------------------------------------------------------------------------------
West Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B3, 2.375%-5.619%, 10/24/13 1                            4,688,899        4,297,831

                   8 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                 PRINCIPAL
                                                                    AMOUNT            VALUE
---------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Workflow Management, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 8%, 10/17/10 1                 $ 11,938,379    $  10,490,850
                                                                              ---------------
                                                                                102,370,051
---------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Freescale Semiconductor, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 4.459%, 11/29/13 1              8,000,000        6,950,912
---------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.6%
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities
Term Loan, Tranche B, 5.938%, 3/31/11 1,3                       17,676,301       15,643,526
---------------------------------------------------------------------------------------------
Precision Partners, Inc., Sr. Sec. Credit Facilities
Term Loan, 9.20%, 10/1/13 1                                     26,176,666       23,035,466
                                                                              ---------------
                                                                                 38,678,992
---------------------------------------------------------------------------------------------
MACHINERY--0.9%
BOC Edwards, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.085%, 5/31/14 1                                    15,863,788       12,056,479
---------------------------------------------------------------------------------------------
Veyance Technologies, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 5.40%, 7/2/14 1                              9,573,058        7,933,672
---------------------------------------------------------------------------------------------
Veyance Technologies, Inc., Sr. Sec. Credit Facilities
Term Loan, Delayed Draw, 5.37%, 7/2/14 1                         1,371,016        1,136,229
                                                                              ---------------
                                                                                 21,126,380
---------------------------------------------------------------------------------------------
ROAD & RAIL--2.2%
RailAmerica, Inc., Sr. Sec. Credit Facilities Term Loan:
5.32%, 8/14/08 1,3                                              30,000,000       29,250,000
5.32%, 8/14/08 1                                                 5,000,000        4,875,000
---------------------------------------------------------------------------------------------
Swift Transportation Co., Sr. Sec. Credit Facilities
Letter of Credit, 5.97%, 5/8/14 1,3                              2,500,000        1,775,000
---------------------------------------------------------------------------------------------
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit
Facilities Term Loan, 6.863%-6.874%, 10/12/14 1                 21,100,235       16,985,689
                                                                              ---------------
                                                                                 52,885,689
---------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.0%
---------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.4%
Dealer Computer Services, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.886%, 10/26/12 1                2,123,382        2,033,138
---------------------------------------------------------------------------------------------
Dealer Computer Services, Inc., Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 8.386%, 11/1/13 1,3               8,000,000        7,540,000
                                                                              ---------------
                                                                                  9,573,138
---------------------------------------------------------------------------------------------
IT SERVICES--1.4%
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.95%-6.12%, 12/20/12 1                              12,057,198       10,248,618
---------------------------------------------------------------------------------------------
Caritor, Inc., Sr. Sec. Credit Facilities Letter of
Credit Term Loan, 2.25%, 5/17/13 1                                 140,515          106,967
---------------------------------------------------------------------------------------------
Caritor, Inc., Sr. Sec. Credit Facilities Term Loan,
5.12%, 5/17/13 1                                                29,212,548       22,238,052
                                                                              ---------------
                                                                                 32,593,637

                   9 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                PRINCIPAL
                                                                   AMOUNT             VALUE
---------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.2%
Flextronics International Ltd., Sr. Sec. Credit
Facilities Term Loan, Delayed Draw, Tranche A1, 4.963%,
10/1/14 1                                                   $   1,321,451    $    1,230,050
---------------------------------------------------------------------------------------------
Flextronics International Ltd., Sr. Sec. Credit
Facilities Term Loan, 4.948%, 10/1/14 1                         4,319,257         4,052,901
---------------------------------------------------------------------------------------------
Flextronics International Ltd., Sr. Sec. Credit
Facilities Term Loan, 4.934%-4.963%, 10/1/14 1                    279,393           262,164
                                                                             ----------------
                                                                                  5,545,115
---------------------------------------------------------------------------------------------
SOFTWARE--1.0%
Nuance Communications, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 5.37%, 3/31/13 1                          6,680,754         6,257,642
---------------------------------------------------------------------------------------------
Verint Systems, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 6.239%, 5/9/14 1                              21,115,385        18,687,115
                                                                             ----------------
                                                                                 24,944,757
---------------------------------------------------------------------------------------------
MATERIALS--7.2%
---------------------------------------------------------------------------------------------
CHEMICALS--4.1%
Brenntag AG, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.794%, 12/31/13 1,3                           8,054,546         7,460,522
---------------------------------------------------------------------------------------------
Brenntag AG, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 7.794%, 6/30/15 1,3                                       3,000,000         2,557,500
---------------------------------------------------------------------------------------------
Brenntag AG, Sr. Sec. Credit Facilities Acquisition Term
Loan, 5.794%, 12/31/13 1,3                                      2,945,455         2,728,227
---------------------------------------------------------------------------------------------
Cristal Inorganic Chemicals, Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.946%, 5/15/14 1                           6,977,500         6,074,786
---------------------------------------------------------------------------------------------
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit
Facilities Term Loan:
Tranche C-1, 4.938%, 5/5/13 1                                  11,424,249        10,799,491
Tranche C-5, 5%, 5/3/13 1                                       1,488,750         1,407,335
Tranche C-2, 5%, 5/5/13 1                                       2,405,561         2,274,008
Tranche C-4, 5.375%, 5/5/13 1                                   8,865,000         8,380,200
---------------------------------------------------------------------------------------------
Huntsman International LLC, Sr. Sec. Credit Facilities
Term Loan, Tranche B, 4.636%, 8/16/12 1                        10,550,487        10,238,920
---------------------------------------------------------------------------------------------
Ineos Group Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 4.885%, 12/16/13 1                                   7,421,633         6,941,549
Tranche C, 5.385%, 12/14/14 1                                   7,419,598         6,939,646
---------------------------------------------------------------------------------------------
ISP Chemco, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-On, 4.50%, 6/4/14 1                               1,961,430         1,859,069
Tranche B Add-On, 4.875%, 6/4/14 1                              1,973,658         1,870,659
---------------------------------------------------------------------------------------------
Lucite International Holdings LLC, Sr. Sec. Credit
Facilities Term Loan, Delayed Draw, 5.14%-5.15%, 7/19/13 1      3,219,943         2,887,886
---------------------------------------------------------------------------------------------
Lucite International Holdings LLC, Sr. Sec. Credit
Facilities Term Loan, 5.14%-5.15%, 7/7/13 1                     7,620,000         6,834,188
---------------------------------------------------------------------------------------------
Solutia, Inc., Sr. Sec. Credit Facilities Term Loan,
8.50%, 1/23/15 1                                                5,486,250         5,385,671
---------------------------------------------------------------------------------------------
Univar USA OPCO, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.696%, 10/10/14 1                                   2,194,500         2,049,114
---------------------------------------------------------------------------------------------

                   10 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                PRINCIPAL
                                                                   AMOUNT             VALUE
---------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Wellman, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 2/10/09 4                                             $  17,322,882    $   12,299,247
                                                                             ----------------
                                                                                 98,988,018
---------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.2%
Berry Plastics Group, Inc., Sr. Sec. Credit Facilities
Term Loan, 5.095%, 4/3/15 1                                     3,890,264         3,541,358
---------------------------------------------------------------------------------------------
Consolidated Container Co., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 8.399%-8.585%, 9/28/14 1,3                  5,000,000         2,631,250
---------------------------------------------------------------------------------------------
Consolidated Container Co., Sr. Sec. Credit Facilities
Property, Plant & Equipment Term Loan, 5.113%-5.149%,
3/23/14 1                                                       8,910,000         6,983,212
---------------------------------------------------------------------------------------------
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.875%-5.25%, 10/18/11 1                      12,318,891        11,703,796
---------------------------------------------------------------------------------------------
Tegrant Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.43%, 3/7/14 1                                           4,305,000         3,067,313
                                                                             ----------------
                                                                                 27,926,929
---------------------------------------------------------------------------------------------
METALS & MINING--0.8%
Aleris International, Inc., Sr. Sec. Credit Facilities
Term Loan, 4.875%, 12/19/13 1                                   8,311,101         7,109,457
---------------------------------------------------------------------------------------------
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.906%, 1/28/10 1                                   13,513,529        12,837,852
                                                                             ----------------
                                                                                 19,947,309
---------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.1%
Abitibi-Consolidated Co. of Canada/Abitibi-Consolidated,
Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
11.50%, 3/31/09 1                                              11,707,833        11,649,294
---------------------------------------------------------------------------------------------
Boise Paper Holdings LLC, Sr. Sec. Credit Facilities
Term Loan, Tranche B, 7.50%, 2/28/15 1                          1,500,000         1,510,313
---------------------------------------------------------------------------------------------
NewPage Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.313%, 11/5/14 1                                   13,566,000        13,505,713
                                                                             ----------------
                                                                                 26,665,320
---------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.1%
---------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.6%
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 4.946%, 5/31/14 1                       30,554,250        23,348,549
---------------------------------------------------------------------------------------------
ITC DeltaCom Communications, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 6.696%, 7/12/13 1             22,443,750        20,906,353
---------------------------------------------------------------------------------------------
Time Warner Telecom, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.71%, 1/7/13 1                                9,072,008         8,625,211
---------------------------------------------------------------------------------------------
XO Communications, Inc., Sr. Sec. Credit Facilities Term
Loan, 8.696%, 7/15/09 1,3                                       8,901,310         8,901,310
                                                                             ----------------
                                                                                 61,781,423
---------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Telesat Canada, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.71%-7.84%, 10/23/14 1                             10,870,393        10,292,057

                   11 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                PRINCIPAL
                                                                   AMOUNT             VALUE
---------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
---------------------------------------------------------------------------------------------
Telesat Canada, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, Tranche B, 1.50%-5.92%, 10/23/14 1            $   1,337,249     $   1,266,104
                                                                             ----------------
                                                                                 11,558,161
---------------------------------------------------------------------------------------------
UTILITIES--5.1%
---------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--5.1%
Ashmore Energy International, Sr. Sec. Credit Facilities
Term Loan, Tranche B, 5.696%, 3/30/14 1                        16,936,037        14,988,393
---------------------------------------------------------------------------------------------
Calpine Construction Finance Co. LP, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 8.696%, 8/26/09 1               18,275,742        18,504,189
---------------------------------------------------------------------------------------------
Guadalupe Power Plant, Inc., Sr. Sec. Credit Facilities
Term Loan, 4.625%, 12/31/09 1,3                                 7,039,118         6,792,749
---------------------------------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities
2nd Lien Term Loan, 6.196%, 8/16/13 1                          11,000,000         9,872,500
---------------------------------------------------------------------------------------------
Liberty Electric Power LLC, Sr. Sec. Credit Facilities
Term Loan, 5.696%, 10/30/14 1                                  20,895,000        19,641,300
---------------------------------------------------------------------------------------------
Riverside Energy Center LLC/Rocky Mountain Energy Center
LLC, Sr. Sec. Credit Facilities Term Loan, 7.149%,
6/24/11 1,3                                                    16,960,685        16,748,676
---------------------------------------------------------------------------------------------
Rocky Mountain Energy Corp., Sr. Sec. Credit Facilities
Letter of Credit Term Loan, 7.494%, 6/24/11 1,3                 1,437,183         1,419,218
---------------------------------------------------------------------------------------------
Rocky Mountain Energy Corp., Sr. Sec. Credit Facilities
Term Loan, 7.149%-7.494%, 6/24/11 1,3                           9,185,633         9,070,812
---------------------------------------------------------------------------------------------
Texas Competitive Electric Holdings Company LLC, Sr. Sec.
Credit Facilities Term Loan:
Tranche B1, 6.49%-6.596%, 10/10/14 1                            5,000,000         4,779,375
Tranche B3, 6.478%-6.596%, 10/10/14 1                          11,951,887        11,458,131
Tranche B2, 6.478%-6.596%, 10/10/14 1                           1,942,619         1,863,700
---------------------------------------------------------------------------------------------
USPF Holdings LLC, Sr. Sec. Credit Facilities Term Loan,
4.466%-4.474%, 4/11/14 1,3                                      6,704,445         6,101,045
---------------------------------------------------------------------------------------------
USPF Holdings LLC, Sr. Sec. Credit Facilities Term Loan,
4.477%, 4/11/14 1                                                 243,056           221,182
                                                                             ----------------
                                                                                121,461,270
                                                                             ----------------
Total Corporate Loans (Cost $2,100,581,704)                                   1,874,397,780

---------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--0.9%
---------------------------------------------------------------------------------------------

Cognis GmbH, 4.80% Sr. Sec. Bonds, 9/15/13 1,3                  3,750,000         3,375,000
---------------------------------------------------------------------------------------------
LightPoint CLO Ltd. VII, Collateralized Loan
Obligations, Series 2007-7A, Cl. D, 7.065%, 5/15/21 1,3         4,500,000         2,434,500
---------------------------------------------------------------------------------------------
Paxson Communications Corp., 8.963% Sr. Sec. Nts.,
1/15/13 1,5                                                     5,000,000         3,012,500
---------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 7.739% Sr. Unsec. Nts., 5/1/13 1     12,000,000        11,730,000
                                                                             ----------------
Total Corporate Bonds and Notes (Cost $24,787,880)                               20,552,000

                                                               SHARES
---------------------------------------------------------------------------------------------
INVESTMENT COMPANY--19.9%
---------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E,
2.90% 2,6
(Cost $477,163,651)                                           477,163,651       477,163,651

                   12 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                                                  VALUE
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,602,533,235)                      99.1%           $  2,372,113,431
---------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                         0.9                  22,305,069

                                                                      -----------------------------------
NET ASSETS                                                            100.0%           $  2,394,418,500
                                                                      ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Rate shown is the 7-day yield as of April 30, 2008.

3. Illiquid security. The aggregate value of illiquid securities as of April 30, 2008 was $415,280,431, which represents 17.34% of the Fund's net assets.

4. Issue is in default. See accompanying Notes.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,012,500 or 0.13% of the Fund's net assets as of April 30, 2008.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                             SHARES             GROSS             GROSS              SHARES
                                                      JULY 31, 2007         ADDITIONS        REDUCTIONS      APRIL 30, 2008
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                -     1,704,863,651     1,227,700,000         477,163,651

                                                                                                                   DIVIDEND
                                                                                                  VALUE              INCOME
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                        $ 477,163,651      $    5,194,998

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn

                   13 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

SENIOR LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The Senior Loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning the Fund may not be able to value them accurately or to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

As of April 30, 2008, securities with an aggregate market value of $1,874,397,780, representing 78.28% of the Fund's net assets were comprised of Senior Loans, of which $409,470,931 representing 17.10% of the Fund's net assets, were illiquid.

SECURITY CREDIT RISK. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund's investments in senior loans are subject to risk of default. As of April 30, 2008, securities with an aggregate market value of $22,612,204, representing 0.94% of the Fund's net assets, were in default.

INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

ILLIQUID SECURITIES
As of April 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

LOAN COMMITMENTS
Pursuant to the terms of certain credit agreements, the Fund can have unfunded loan commitments. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded loan commitments.

As of April 30, 2008, the Fund did not have any unfunded loan commitments.

BORROWINGS
The Fund can borrow money from banks in an amount up to one third its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund may borrow if necessary to obtain short-term credit to allow it to repurchase shares during Repurchase Offers, to manage cash flows, and to fund additional purchase commitments under Senior Loans. The Fund may also borrow to acquire additional investments (a technique known as "leverage"). The use of leverage will

                   14 | OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports. The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1,250,000,000, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.9709% as of April 30, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee for a liquidity backstop facility with respect to the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notification.

As of April 30, 2008, the Fund had borrowings outstanding at an interest rate of 2.9709%. Details of the borrowings for the period ended April 30, 2008 are as follows:

Average Daily Loan Balance                  $  77,154,745
Average Daily Interest Rate                         4.988%
Fees Paid                                   $     479,593
Interest Paid                               $   3,341,905

RECENT ACCOUNTING PRONOUNCEMENT
In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities              $  2,610,035,556
                                           ==================

Gross unrealized appreciation               $      4,331,061
Gross unrealized depreciation                   (242,253,186)
                                           ------------------
Net unrealized depreciation                 $   (237,922,125)
                                           ==================

                   15 | OPPENHEIMER SENIOR FLOATING RATE FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 06/10/2008